Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Group’s Ads Activity under the Plans

A summary of the Group’s ADS activity under the plans for the years ended December 31, 2024 and 2025 is presented as follows:

	Number of shares	Weighted Average Grant-date fair value US$	Weighted Average Remaining terms (Years)	Grant-date fair value of ADS
				RMB	US$
Outstanding as of January 1, 2024, December 31, 2024 and January 1, 2025	—	—	—	—	—
Granted	2,500,000	25.92		453,152,880	64,800,000
Vested	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding as of December 31, 2025	2,500,000	25.92	0.96	453,152,880	64,800,000

Schedule of Total Share Base Payments Expenses for Services Suppliers

The allocation of total share base payments expenses for service suppliers was set forth as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Service suppliers:
Selling and marketing expenses	—	8,026,612	1,147,790
General and administrative expenses	—	8,397,071	1,200,765
Total share compensation for service suppliers:	—	16,423,683	2,348,555